Statement of changes in equity - GBP (£) £ in Millions	Bank Called-up share capital	Bank Share premium	Bank Available-for-sale reserve	Bank Cash flow hedging reserve	Bank Foreign exchange reserve	Bank Capital redemption reserve	Bank Retained earnings	Bank Shareholders' equity	Bank	Called-up share capital	Share premium	Available-for-sale reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings	Shareholders' equity	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2014				£ (3)	£ (10)	£ 647	£ 7,384					£ 29	£ (3)	£ 1,121	£ 647	£ 9,677		£ 394
Unrealized gains/(losses)												(5)
Realised gains												(6)
Amount transferred from equity to earnings				2									2
Retranslation of net assets														(283)
Foreign currency losses on hedges of net assets														(20)
Tax														3
Profit/(Loss) attributable to ordinary shareholders and other equity owners - continuing operations							(1,422)									339
Profit/(Loss) attributable to ordinary shareholders and other equity owners - discontinued operations																(1,544)
Capital contribution							800									800			£ 800
Loss on remeasurement of the retirement benefit schemes, gross							(348)									(167)			57
Tax amount on loss on remeasurement of the retirement benefit schemes, gross							329									328
Currency translation adjustments and other movements																		(23)
Profit/(loss) attributable to non-controlling interests-continuing operations																		(1)
Equity withdrawn and disposals																		(24)
Balance at end of the year at Dec. 31, 2015	£ 1,678	£ 2,225		(1)	(10)	647	6,743	£ 11,282	£ 11,282	£ 1,678	£ 2,225	18	(1)	821	647	9,433	£ 14,821	346	15,167
Unrealized gains/(losses)			£ 1									303
Realised gains												(19)
Tax												5
Amount transferred from equity to earnings				2									2
Tax				(1)									£ (1)
Retranslation of net assets														994
Foreign currency losses on hedges of net assets														(54)
Tax														16
Recycled to profit or loss on disposal of businesses														(151)
Profit/(Loss) attributable to ordinary shareholders and other equity owners - continuing operations							3,466									816
Profit/(Loss) attributable to ordinary shareholders and other equity owners - discontinued operations																(1,683)
Capital contribution							1,300									1,300			1,300
Loss on remeasurement of the retirement benefit schemes, gross							(1,058)									(1,030)
Tax amount on loss on remeasurement of the retirement benefit schemes, gross							305									320
Loss on transfer of fellow subsidiary																(59)
Currency translation adjustments and other movements																		73
Equity withdrawn and disposals																		1
Balance at end of the year at Dec. 31, 2016	1,678	2,225	1		(10)	647	10,756	15,297	15,297	1,678	2,225	307		1,626	647	9,097	15,580	420	16,000
Unrealized gains/(losses)												128
Realised gains												(440)
Amount recognized in equity				(55)
Amount transferred from equity to earnings				£ 55
Retranslation of net assets														(35)
Foreign currency losses on hedges of net assets														(77)
Tax														5
Recycled to profit or loss on disposal of businesses														(693)
Redemption of debt preference shares						149									149
Profit/(Loss) attributable to ordinary shareholders and other equity owners - continuing operations							26									2,700
Profit/(Loss) attributable to ordinary shareholders and other equity owners - discontinued operations																(635)
Capital contribution							51									51			51
Redemption of debt preference shares							(157)									(157)
Loss on remeasurement of the retirement benefit schemes, gross							(19)									(22)
Tax amount on loss on remeasurement of the retirement benefit schemes, gross							8									8
Loss on transfer of fellow subsidiary																(276)
Profit/(loss) attributable to non-controlling interests-continuing operations																		4
Dividends paid																		(5)
Acquisition of business																		8
Equity withdrawn and disposals																		(346)
Balance at end of the year at Dec. 31, 2017	£ 1,678	£ 2,225	£ 1		£ (10)	£ 796	£ 10,665	£ 15,355	£ 15,355	£ 1,678	£ 2,225	£ (5)		£ 826	£ 796	£ 10,766	£ 16,286	£ 81	£ 16,367